Cover	May 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-41688
Entity Registrant Name	STRONG GLOBAL ENTERTAINMENT, INC.
Entity Central Index Key	0001893448
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	5960 Fairview Road
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210
City Area Code	(704)
Local Phone Number	471-6784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false